Premiums Receivable - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of insurance [line items]
Premiums receivable	¥ 20,361	¥ 20,730
Within one year [member] | Cost [member]
Disclosure of insurance [line items]
Premiums receivable	¥ 19,935	¥ 20,458